Consolidated Statements of Earnings (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Gross Sales	$ 13,591	$ 21,353	$ 21,389
Less: Royalties	364	1,173	546
Revenue	13,227	20,180	20,843
Expenses
Purchased Product	5,119	8,378	8,684
Transportation and Blending	4,444	5,184	5,942
Operating	1,930	2,088	2,184
Inventory Write-Down (Reversal)	555	49	60
(Gain) Loss on Risk Management	308	156	305
Depreciation, Depletion and Amortization	3,464	2,249	2,131
Exploration Expense	91	82	2,123
General and Administrative	292	331	1,020
Finance Costs	536	511	627
Interest Income	(9)	(12)	(19)
Transaction Costs	29
Foreign Exchange (Gain) Loss, Net	(181)	(404)	854
Re-measurement of Contingent Payment	(80)	164	50
(Gain) Loss on Divestiture of Assets	(81)	(2)	795
Other (Income) Loss, Net	40	9	13
Earnings (Loss) From Continuing Operations Before Income Tax	(3,230)	1,397	(3,926)
Income Tax Expense (Recovery)	(851)	(797)	(1,010)
Net Earnings (Loss) From Continuing Operations	(2,379)	2,194	(2,916)
Net Earnings (Loss) From Discontinued Operations			247
Net Earnings (Loss)	$ (2,379)	$ 2,194	$ (2,669)
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	$ (1.94)	$ 1.78	$ (2.37)
Discontinued Operations			0.20
Net Earnings (Loss) Per Share	$ (1.94)	$ 1.78	$ (2.17)